Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 COP ($)
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	$ 361,539
Taxes	(167,521)
After taxes	194,018
2023 (Oct-Dec)
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	24,860
Taxes	(10,847)
After taxes	14,013
2024
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	94,236
Taxes	(43,853)
After taxes	50,383
2025
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	93,139
Taxes	(43,343)
After taxes	49,796
2026
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	90,478
Taxes	(42,104)
After taxes	48,374
2027
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	(7,208)
Taxes	3,354
After taxes	(3,854)
2028
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	(7,420)
Taxes	3,453
After taxes	(3,967)
2029
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	(7,748)
Taxes	3,606
After taxes	(4,142)
2030
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	17,937
Taxes	(8,347)
After taxes	9,590
2031
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	30,771
Taxes	(14,319)
After taxes	16,452
2032
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	30,097
Taxes	(14,006)
After taxes	16,091
2033
Expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss
Before taxes	2,397
Taxes	(1,115)
After taxes	$ 1,282